Label	Element	Value
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

DREYFUS CASH MANAGEMENT
Supplement to Summary Prospectus and Prospectus

Institutional Shares

The fund's board has approved the fund's acquiring the assets of Dreyfus Institutional Preferred Money Market Fund ("DIPMMF"), a money market fund advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), in exchange solely for shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below, except as otherwise noted, would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

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As of the Contingent Effective Date, the fund's management fee payable to BNYM Investment Adviser, the fund's investment adviser, will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets.

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As of the Contingent Effective Date, the annual rate of the fee payable under the fund's shareholder services plan, pursuant to which the fund reimburses BNY Mellon Securities Corporation, the fund's distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, will be decreased from an annual rate not to exceed 0.25% to an annual rate not to exceed 0.05% of the average daily net assets attributable to Institutional shares. In addition, as of the Contingent Effective Date, Institutional shares will be subject to the fund's shareholder services plan, pursuant to which the fund pays the fund's distributor with respect to the provision of such services, at an annual rate of 0.10% of the average daily net assets attributable to Institutional shares.

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As of May 5, 2021, the times at which the fund's net asset value is calculated, and the trading deadline for orders in proper form, will be changed from 3:00 p.m., Eastern time, to 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time.

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Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS CASH MANAGEMENT
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees and shareholder services fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	*******
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.10%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.01%
Total other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	68
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	268
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	22
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	68
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	118
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 268

[1]	Restated to reflect current management fees and shareholder services fees.